Shareholder Report, Line Graph (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000009553 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Selected International Fund (Class S)
Average Annual Return, Percent		7.90%	0.33%	1.62%
C000009554 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Selected International Fund (Class D)
Average Annual Return, Percent		8.14%	0.57%	1.95%
MSCI ACWI ex USA [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI® ex USA
Average Annual Return, Percent		11.62%	5.54%	3.84%